LEASES - Maturity analysis of leases liabilities (Details) $ in Thousands	Feb. 28, 2023 USD ($)
Lessee, Operating Lease, Liability, Payment, Due
February 2024	$ 44,089
February 2025	40,479
February 2026	30,261
February 2027	22,251
February 2028	17,239
Thereafter	33,825
Total future lease payments	188,144
Less: Imputed interest	(30,422)
Present value of operating lease liabilities	157,722
Lease not yet commenced , contracts value	$ 8,653